Chad E. Fickett
Assistant General Counsel

720 East Wisconsin Avenue
Milwaukee, WI 53202-4797
414 665 1209 office
414 625 5151 fax chadfickett@northwesternmutual.com

VIA EDGAR

February 18, 2016

Securities and Exchange Commission

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549-8629

Re:	Northwestern Mutual Variable Life Account

Variable Executive Life File Nos. 333-36865; 811-03989

Variable Joint Life File Nos. 333-59103; 811-03989

EDGAR CIK 0000742277 and

Northwestern Mutual Variable Life Account II

Custom Variable Universal Life File Nos. 333-136124; 811-21933

Executive Variable Universal Life File Nos. 333-136305; 811-21933

Survivorship Variable Universal Life File Nos. 333-136308; 811-21933

EDGAR CIK 0001359314

Post-Effective Amendments to Registration Statements on Form N-6

Commissioners:

We are submitting herewith the following Securities Act of 1933 Post-Effective Amendments (“PEAs”), and the following Amendments under the Investment Company Act of 1940, to the Registration Statements on Form N-6 identified above:

	Post-Effective Amendment No.	Amendment No.

Northwestern Mutual Variable Life Account

Variable Executive Life	27	66
Variable Joint Life	27	67

Securities and Exchange Commission

February 18, 2016

Northwestern Mutual Variable Life Account II

Custom Variable Universal Life	13	43
Executive Variable Universal Life	14	44
Survivorship Variable Universal Life	13	45

With respect to the Registrants listed above, the prospectuses, filed as part of the Post-Effective Amendments referenced above, have been revised to update, clarify and rearrange certain disclosures therein, including revisions to reflect changes in the Transaction Fees and Periodic Charges section.

Our intention is that Post-Effective Amendments identified above become effective on May 1, 2016, in accordance with the provisions of paragraph (a) (1) of Rule 485.

Should you have any questions regarding this filing, please do not hesitate to contact me at (414) 665-1209.

Very truly yours,

/s/ CHAD E. FICKETT

Chad E. Fickett
Assistant General Counsel

Enclosures